Expenses by Nature - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expense By Nature [Abstract]
Restructuring expenses	kr 1,306	kr 798	kr 8,015